Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
Employee Benefits

20. Employee benefits

The Group is required to accrue monthly for staff welfare benefits for the full-time employees of its subsidiaries and the consolidated variable interest entities incorporated in the PRC and make contributions to the government and relevant state sponsored pension and medical plans with all the amounts accrued. Such staff welfare benefits include medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund and are determined based on certain percentages of the employees’ respective salaries in accordance with relevant regulations. The amount of such cash contributions may increase due to the Group’s expanding workforce as the Group grows its business or increase wage levels. However, the Group does not expect that such increase will have a material effect on its liquidity. The total amounts charged to the statements of operations for such employee benefits amounted to approximately RMB46,012,764, RMB86,753,359 and RMB118,050,608 for the years ended December 31, 2009, 2010 and 2011, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees and the Group’s obligation is limited to the amounts contributed.